Schedule of Other Assets (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Acquisition (see Note 5)		$ 472,701	$ 75,000
Intangibles	55,426
Deposits on machinery and molds (see Note 15)	111,013
Assembly machine (see Note 4)			295,600
Other	22,262	57,162
Other assets	$ 188,701	$ 529,863	$ 370,600